Related Party Transactions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Reseller Right CNY	Dec. 31, 2010 Reseller Right CNY	Feb. 29, 2012 VODone Limited	Nov. 04, 2010 VODone Limited	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2010 VODone Limited USD ($)	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited VODone Limited CNY	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited CNY	Dec. 31, 2011 Dragon Joyce and OWX Holding CNY	Dec. 31, 2010 Dragon Joyce and OWX Holding CNY	Jan. 31, 2010 Kuailefeng Reseller Right USD ($)	Jan. 31, 2010 Kuailefeng Reseller Right CNY	Dec. 31, 2011 Kuailefeng Reseller Right CNY	Dec. 31, 2010 Kuailefeng Reseller Right CNY	Dec. 31, 2010 Kuailefeng Contents installation service CNY	Dec. 31, 2012 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2010 Bright Way Technology Limited CNY	Dec. 31, 2011 Dragon Joyce Group CNY	Dec. 31, 2011 OWX Group CNY
Related Party Transaction [Line Items]
Revenue from related party			13,752	60,650	1,424	22,488															$ 1,424	22,488	1,424	22,488	298
Raw materials purchased on behalf by																										0	116	3,553
Raw materials purchased from																										0	658	1,454
Share-based compensation	2,259	14,075	815	6,853						2,741	2,741								177	4,112
Acquisition consideration paid															77,463			198,416
Business acquisition, interest acquired																	70.00%	70.00%
Business acquisition, transaction related cost												910
Amount of ordinary shares returned	1,975	12,302							2,940	18,314			18,314	17,507		12,302													12,771	17,507
Share option granted to the employees shares							2,431,592	5,900,000
Share option granted to the employees									$ 371	2,313